Accumulated Other Comprehensive Loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Oct. 29, 2017	Oct. 30, 2016	Oct. 25, 2015
Accumulated Other Comprehensive Loss
Balance at beginning of period	$ 4,448,006
Reclassification into net earnings:
Balance at end of period	4,935,907	$ 4,448,006
Accumulated Other Comprehensive Income (Loss)
Accumulated Other Comprehensive Loss
Balance at beginning of period	(296,303)	(225,668)	$ (207,700)
Unrecognized gains (losses)
Gross	62,555	(124,389)	(49,886)
Tax effect	(23,776)	44,276	16,207
Reclassification into net earnings:
Gross	15,322	14,843	24,628
Tax effect	(5,873)	(5,365)	(9,312)
Net of tax amount	48,228	(70,635)	(18,363)
Purchase of additional ownership of noncontrolling interest			395
Balance at end of period	(248,075)	(296,303)	(225,668)
Foreign Currency Translation
Accumulated Other Comprehensive Loss
Balance at beginning of period	(5,489)	969	7,480
Unrecognized gains (losses)
Gross	(1,357)	(6,458)	(6,906)
Reclassification into net earnings:
Net of tax amount	(1,357)	(6,458)	(6,906)
Purchase of additional ownership of noncontrolling interest			395
Balance at end of period	(6,846)	(5,489)	969
Pension & Other Benefits
Accumulated Other Comprehensive Loss
Balance at beginning of period	(296,552)	(227,266)	(205,986)
Unrecognized gains (losses)
Gross	65,305	(124,783)	(46,389)
Tax effect	(24,535)	47,068	17,492
Reclassification into net earnings:
Gross	21,316	13,533	12,259
Tax effect	(8,009)	(5,104)	(4,642)
Net of tax amount	54,077	(69,286)	(21,280)
Balance at end of period	(242,475)	(296,552)	(227,266)
Deferred Gain (Loss) - Hedging
Accumulated Other Comprehensive Loss
Balance at beginning of period	5,738	629	(9,194)
Unrecognized gains (losses)
Gross	(1,393)	6,852	3,409
Tax effect	759	(2,792)	(1,285)
Reclassification into net earnings:
Gross	(5,994)	1,310	12,369
Tax effect	2,136	(261)	(4,670)
Net of tax amount	(4,492)	5,109	9,823
Balance at end of period	$ 1,246	$ 5,738	$ 629